Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Income (Loss) Per Ordinary Share

The computation of basic and diluted income (loss) per ordinary share from operations and extraordinary items for the years ended December 31, 2010, 2011 and 2012 was as follows:

	For the years ended December 31,
	2010	2011	2012
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from operations — basic and diluted	$(7,236,712)	$5,123,259	$(17,926,074)

Net income attributable to Acorn International, Inc. shareholders from extraordinary items — basic and diluted	$827,531	$—	$—

Denominator:
Weighted average ordinary shares outstanding — basic	88,923,162	89,629,395	89,965,979

Weighted average ordinary shares outstanding — diluted	88,923,162	89,796,835	89,965,979

Income (loss) per ordinary share:
—Operations	$(0.08)	$0.06	$(0.20)
—extraordinary items	0.01	—	—

Basic	$(0.07)	$0.06	$(0.20)

—Operations	$(0.08)	$0.06	$(0.20)
—extraordinary items	0.01	—	—

Diluted	$(0.07)	$0.06	$(0.20)